New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

Bus: 212-576-7558

Fax: 212-447-0569

E-mail : charles_a_whites@newyorklife.com

www.newyorklife.com

Charles A. Whites, Jr.

Associate General Counsel

March 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account I
File No. 811-07798

Commissioners:

The Annual Reports dated December 31, 2013 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account I of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference, to be filed on Form N-CSR, CIK No. 0000887340, File No. 811-03833.

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001124155, File No. 811-10155.

The Annual Reports for certain portfolios of BlackRock Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No.0000355916, File No. 811-03290.

Securities and Exchange Commission

The Annual Reports for certain portfolios of Columbia Funds Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000815425, File No. 811-05199.

The Annual Reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual Reports for certain portfolios of DFA Investment Dimensions Group Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000355437, File No. 811-03258.

The Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001056707, File No. 811-08673.

The Annual Reports for certain portfolios of DWS Investments VIT Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0001006373, File No. 811-07507.

The Annual Reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSR, CIK No. 0000720318, File No. 811-03759.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain series of MFS ® Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000736913, File No. 811-04255.

Securities and Exchange Commission

The Annual Reports for certain series of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain portfolios of The Royce Capital Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0001006387, File No. 811-07537.

The Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143.

The Annual Reports for certain portfolios of The Merger Fund® are incorporated by reference, to be filed on Form N-CSR, CIK No.0001208133, File No. 811-21279.

The Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference, to be filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Van Eck VIP Trust are incorporated by reference, to be filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.

The Annual Reports for certain portfolios of Victory Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0001068663, File No. 811-08979.

Sincerely,

/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.

Associate General Counsel